CHANGES IN ACCOUNTING POLICIES - Reconciliation of Lease Liability (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities recognized as at January 1, 2019	$ 774